Financial Instruments (Details 22) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Payroll Loan Installments [Member]
IfrsStatementLineItems [Line Items]
Fixed rate reference value	R$ 1,434,166	R$ 16,700
Fixed rate curve value	1,534,071	16,798
Fixed rate market value adjustment	16,766	21
Fixed rate fair value	1,550,837	16,819
Swaps [Member]
IfrsStatementLineItems [Line Items]
Fixed rate reference value	1,434,166	16,700
Fixed rate curve value	1,534,071	16,798
Fixed rate market value adjustment	16,766	21
Fixed rate fair value	1,550,837	16,819
Fair value hedge currency reference value	214,205	476,463
Fair value hedge currency curve value	211,902	482,164
Fair value hedge currency market value adjustment	(563)	(2,061)
Fair value hedge currency fair value	211,339	480,103
Foreign Borrowing [Member]
IfrsStatementLineItems [Line Items]
Fair value hedge currency reference value	214,205	476,463
Fair value hedge currency curve value	211,902	482,164
Fair value hedge currency market value adjustment	(563)	(2,061)
Fair value hedge currency fair value	R$ 211,339	R$ 480,103